SEGMENT INFORMATION - Additional Information (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Assets	$ 15,538,593	$ 19,878,117	$ 22,303,279
Automobile Transactions And Financing Services [Member]
Assets	14,004,591	12,022,387	8,777,138
Automobile Transactions And Financing Services [Member] | Continuing Operations [Member]
Assets			7,450,698
Automobile Transactions And Financing Services [Member] | Discontinued Operations [Member]
Assets			398,940
Online Ride-Hailing Platform Services [Member]
Assets	816,024	7,003,867	3,254,822
Unallocated [Member]
Assets	$ 717,978	$ 851,863	$ 2,421,681